Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Schedule of Allocation, Asset and Liability
The following table reflects the contract value for each type of fully benefit-responsive investment contract as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Traditional GICs	$4,066	$4,596
Constant duration synthetic GICs	94,045	95,581
Total	$98,111	$100,177